Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2014
El Paso Office Building [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 200,000
Operating Leases, Rent Expense	$ 60,000	$ 60,000	120,000	$ 120,000
Capital Lease Obligations	0		0
Northern Tier Energy LP [Member] | Minnesota Pipe Line Company [Member]
Related Party Transaction [Line Items]
Gas Gathering, Transportation, Marketing and Processing Costs	$ 14,800,000	$ 14,700,000	$ 28,800,000	$ 27,400,000
Shipping, Handling and Transportation Costs					$ 0